CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY AND COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, except Share data	Total	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Deficit [Member]	Total Comprehensive Income (Loss) [Member]
Balance at Dec. 31, 2008	$ 22,341	$ 55	$ 83,969	$ (191)	$ (61,492)
Balance, shares at Dec. 31, 2008		19,378,000
Employee share-based plans	1,253	1	1,252
Employee share-based plans, shares		599,000
Amortization of deferred stock based compensation	454		454
Change in fair market value of hedging derivatives	236			236		236
Net income for the year	2,631				2,631	2,631
Total comprehensive income	2,867					2,867
Balance at Dec. 31, 2009	26,915	56	85,675	45	(58,861)
Balance, shares at Dec. 31, 2009		19,977,000
Shares issued in public offering	16,968	12	16,956
Shares issued in public offering, shares		4,428,000
Exercise of warrants	1	1
Exercise of warrants, shares		336,000
Employee share-based plans	1,322	2	1,320
Employee share-based plans, shares		557,000
Shares issued under employee share-based plans
Shares issued under employee share-based plans, shares		77,000
Amortization of deferred stock based compensation	710		710
Change in fair market value of hedging derivatives	293			293		293
Net income for the year	22,175				22,175	22,175
Total comprehensive income	22,468					22,468
Balance at Dec. 31, 2010	68,384	71	104,661	338	(36,686)
Balance, shares at Dec. 31, 2010	25,374,844	25,375,000
Exercise of warrants	1,773	1	1,772
Exercise of warrants, shares		581,000
Employee share-based plans	936		936
Employee share-based plans, shares		436,000
Shares issued under employee share-based plans
Shares issued under employee share-based plans, shares		76,000
Amortization of deferred stock based compensation	1,435		1,435
Change in fair market value of hedging derivatives	(740)			(740)		(740)
Net income for the year	28,118				28,118	28,118
Total comprehensive income	27,378					27,378
Balance at Dec. 31, 2011	$ 99,906	$ 72	$ 108,804	$ (402)	$ (8,568)
Balance, shares at Dec. 31, 2011	26,467,542	26,468,000